Lease - Supplemental information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Lease
Cash paid for amounts included in the measurement of lease liabilities	¥ 4,710	$ 739
Weighted average remaining lease term (in years)	3 years 2 months 12 days	3 years 2 months 12 days
Weighted average discount rate.	4.75%	4.75%